Related party balances and transactions	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related party balances and transactions

Note 8 – Related party balances and transactions

Related party balances

Due to the shareholders

Name of Related Party	Relationship	Nature of Transaction	March 31, 2026	September 30, 2025
			(Unaudited)
Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Shareholder loans	$11,172	$70,846

The amounts due to the shareholders were unsecured, interest-free and repayable on demand.

Lease liability- related parties

Name of Related Party	Relationship	Nature of Transaction	March 31, 2026	September 30, 2025
			(Unaudited)
Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Lease	$16,696	$36,790
Hong Li	Immediate family of Ni Jiang	Lease	328,748	307,122
Total			$345,444	$343,912

Related party transactions

Loan guarantee provided by related parties

As of March 31, 2026 and September 30, 2025, Ke Chen and Jinshan Yao provided guarantees for the Company’s bank loans for up to $1,393,089 and $1,337,066, respectively. As of March 31, 2026 and September 30, 2025, Ke Chen undertook to fully compensate, indemnify, or repay Mianyang Xinxing Financing Guarantee Co., Ltd. for all losses, payments, costs and liabilities it incurs if it is forced to perform its guarantee in relation to the Company’s bank loans amounted to $138,066 and nil, respectively.

As of March 31, 2026 and September 30, 2025, Ke Chen provided guarantees for the Company’s loans borrowed from an independent third party amounted to $62,130 and $100,335, respectively.

Pledges provided by related parties

As of March 31, 2026, a real estate property owned by Jinshan Yao and Ke Chen was pledged to Bank of Chengdu for the Company’s bank loans amounted to $405,915.

As of September 30, 2025, two real estate properties owned by Jinshan Yao and Ke Chen’s immediate family were pledged to Bank of Chengdu for the Company’s bank loans amounted to $561,877.

A store owned by Ke Chen was pledged to one of the Company’s major suppliers for a roll-over credit limit amounted to RMB1,000,000 (approximately $144,970) with a period of five years, expiring on February 25, 2031, that can be used during the Company’s purchase transaction.

Lease arrangements with a related party

On August 1, 2021, the Company entered into an operating lease agreement with Ke Chen to rent an office of 485.12 square meters for annual rent of $40,486 (RMB288,000). The lease term is five years which ended on July 31, 2026.

On April 20, 2023, the Company entered into a lease agreement with Ke Chen to rent an office of 73.84 square meters for an annual rent of approximately $3,589 (RMB24,000). The lease term is five years which ends on April 19, 2028.

On April 1, 2025, the Company entered into a lease agreement with Hong Li to rent an office of 1,013.43 square meters for an annual rent of approximately $112,745 (RMB802,632). The lease term is three years which ends on March 31, 2028.